S-K 1602, SPAC Registered Offerings	Apr. 10, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering, or such other time period in which we must complete an initial business combination pursuant to an amendment to our amended and restated memorandum and articles of association, which we refer to as the completion window, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes) and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

AS OF MARCH 31, 2026
OFFERING PRICE	25% OF MAXIMUM		50% OF MAXIMUM		75% OF MAXIMUM
OF $10.00	REDEMPTION		REDEMPTION		REDEMPTION		MAXIMUM REDEMPTION
		DIFFERENCE		DIFFERENCE		DIFFERENCE		DIFFERENCE
		BETWEEN		BETWEEN		BETWEEN		BETWEEN
		ADJUSTED		ADJUSTED		ADJUSTED		ADJUSTED
		NTBVPS		NTBVPS		NTBVPS		NTBVPS
		AND		AND		AND		AND
ADJUSTED	ADJUSTED	OFFERING	ADJUSTED	OFFERING	ADJUSTED	OFFERING	ADJUSTED	OFFERING
NTBVPS	NTBVPS	PRICE	NTBVPS	PRICE	NTBVPS	PRICE	NTBVPS	PRICE
Assuming Full Exercise of Over-Allotment Option
$7.54	$6.94	$3.06	$5.96	$4.04	$4.05	$5.95	$(1.30)	$11.30
Assuming No Exercise of Over-Allotment Option
$7.53	$6.93	$3.07	$5.95	$4.05	$4.04	$5.96	$(1.30)	$11.30

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Consistent with our business strategy, we have identified the following general criteria that we believe are important in evaluating prospective target businesses. We intend to use these criteria in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria:

◾	Proven Operating Performance — We intend to seek established companies with demonstrated execution and resilient operations. We are not focused on early-stage or start-up businesses. We prefer businesses that are, or can become, a top-tier competitor in at least one of their core markets.
◾	Favorable Long-Term Demand Drivers — We intend to prioritize targets in markets with durable, multi-year tailwinds, even if clouded by short-term cycles. The ideal business benefits from an expanding total addressable market and demand that is resilient through economic conditions because the product is mission-critical.
◾	High-Caliber Leadership — We intend to seek targets led by management teams with a proven record of consistent execution and strong operating performance, supported by disciplined financial management and credible forecasting. Irenic has a track-record of partnering with strong operating leaders to allocate capital thoughtfully, communicate transparently and exercise strong governance.
◾	At an Inflection Point — We intend to look for targets who are at an inflection point and in situations where we believe we can help drive improved financial performance. We are not seeking to acquire businesses in need of turnaround, but we believe that Irenic and our management team have a track record of identifying significant opportunities within existing businesses to grow earnings at a more rapid pace than they have historically through commercial initiatives and cost actions, as well as transformational strategic transactions.
◾	Strong cash generation (or near-term line of sight) — We intend to prioritize businesses that produce sustainable operating cash flow or have a credible and well-defined plan to reach positive cash flow generation in the near term.
◾	Defensible Differentiation — We intend to favor businesses with clear differentiation that is difficult for competitors to replicate and can be sustained over time. This may be reflected in proprietary technology or know-how, advantaged data, embedded customer relationships, high switching costs, or regulatory and certification barriers that protect share and pricing. We also intend to look for evidence that the advantage translates into measurable outcomes such as premium margins and strong retention.
◾	Public-Company Readiness — We intend to prioritize targets that already have, or can quickly build, the finance, controls, and governance infrastructure required to operate effectively as a public company. This includes timely and accurate reporting, strong internal controls and compliance processes, mature budgeting and forecasting capabilities, and a leadership team prepared for public-market scrutiny and disclosure expectations. We also intend to look for scalable systems and processes that can support growth without sacrificing transparency or accountability.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $220,000,000, or up to $253,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per share in either case), will be deposited into a segregated trust account located in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $4,400,000 in underwriting discounts and commissions payable upon the closing of this offering (or up to $5,060,000 if the underwriters’ over-allotment option is exercised in full) and an aggregate of $2,000,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds to be placed in the trust account include $8,800,000 (or up to $10,120,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 220,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	22,000,000 units (or up to 25,300,000 units if the underwriters’ over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of:one Class A ordinary share; andone-third of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There are no redemption rights with respect to the warrants. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of our Class A ordinary shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein, regardless of whether they abstain, vote in favor of or vote against such extension. Our initial shareholders will lose their entire investment in us if our initial business combination is not completed within the completion window unless we extend the amount of time we have to consummate an initial business combination by obtaining shareholder approval to amend our amended and restated memorandum and articles of association. While we do not currently intend to seek such an extension, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering, in compliance with Nasdaq Rule IM-5101-2. If we do not or are unable to extend the time period to consummate our initial business combination, our sponsor’s investment in our founder shares and our private placement units may be worthless.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	36 months
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we do not or are unable to extend the time period to consummate our initial business combination, our sponsor’s investment in our founder shares and our private placement units may be worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	We intend to effectuate our initial business combination using cash from the proceeds of this offering, the sale of the private placement units and forward purchase units, our equity, debt or a combination of these as the consideration to be paid in our initial business combination. Generally, the issuance of additional shares in a business combination:may significantly dilute the equity interest of investors in this offering, which dilution would increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares;may subordinate the rights of holders of Class A ordinary shares if preference shares are issued with rights senior to those afforded our Class A ordinary shares;could cause a change in control if a substantial number of our Class A ordinary shares are issued;may have the effect of delaying or preventing a change of control by diluting the share ownership or voting rights of a person seeking to obtain control; andmay adversely affect prevailing market prices for our Class A ordinary shares.
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and material dilution upon the closing of this offering. See the sections titled “Dilution” and “Risk Factors — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Members of our management team will directly or indirectly own founder shares and/or private placement units following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors were to be included by a target business as a condition to any agreement with respect to our initial business combination. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the completion window, the founder shares may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

	AS OF MARCH 31, 2026
	25% OF MAXIMUM		50% OF MAXIMUM		75% OF MAXIMUM		100% OF MAXIMUM
	REDEMPTION		REDEMPTION		REDEMPTION		REDEMPTION
	NO	FULL	NO	FULL	NO	FULL	NO	FULL
	OVER-	OVER-	OVER-	OVER-	OVER-	OVER-	OVER-	OVER-
	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Increase attributable to public shareholders	$6.98	6.99	6.00	6.01	4.09	4.10	(1.25)	(1.25)
Pro forma net tangible book value after this offering	$6.93	6.94	5.95	5.96	4.04	4.05	(1.30)	(1.30)
Dilution to public shareholders	$3.07	3.06	4.05	4.04	5.96	5.95	11.30	11.30
% Dilution to public shareholders	30.7%	30.6%	40.5%	40.4%	59.6%	59.5%	113.0%	113.0%
Net tangible book value	$(299,166)	(299,166)	(299,166)	(299,166)	(299,166)	(299,166)	(299,166)	(299,166)
Numerator:
Net tangible book value deficit before this offering	$(299,166)	(299,166)	(299,166)	(299,166)	(299,166)	(299,166)	(299,166)	(299,166)
Net proceeds from this offering and the sale of private placement units(1)	$221,000,000	254,000,000	221,000,000	254,000,000	221,000,000	254,000,000	221,000,000	254,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$270,246	270,246	270,246	270,246	270,246	270,246	270,246	270,246
Less: Overallotment liability	$(174,200)	—	(174,200)	—	(174,200)	—	(174,200)	—
Less: Deferred underwriting commission	$(8,800,000)	(10,120,000)	(8,800,000)	(10,120,000)	(8,800,000)	(10,120,000)	(8,800,000)	(10,120,000)
Less: Redemptions	$(55,000,000)	(63,250,000)	(110,000,000)	(126,500,000)	(165,000,000)	(189,750,000)	(220,000,000)	(253,000,000)
Total	$156,996,880	180,601,080	101,996,880	117,351,080	46,996,880	54,101,080	(8,003,120)	(9,148,920)
Denominator:
Ordinary shares outstanding prior to this offering	6,325,000	6,325,000	6,325,000	6,325,000	6,325,000	6,325,000	6,325,000	6,325,000
Ordinary shares forfeited if over-allotment is not exercised	(825,000)	—	(825,000)	—	(825,000)	—	(825,000)	—
Ordinary shares offered	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000
Private Placement shares	640,000	706,000	640,000	706,000	640,000	706,000	640,000	706,000
Less: Ordinary shares redeemed	(5,500,000)	(6,325,000)	(11,000,000)	(12,650,000)	(16,500,000)	(18,975,000)	(22,000,000)	(25,300,000)
Total	22,640,000	26,006,000	17,140,000	19,681,000	11,640,000	13,356,000	6,140,000	7,031,000

(1)	Expenses applied against gross proceeds include offering expenses of approximately $1,000,000 and underwriting commissions of $4,400,000. See “Use of Proceeds.”
(2)

If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders directors, officers, advisors and their affiliates may purchase public shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma NTBV. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

(3)

For purposes of presenting the maximum redemption scenario, we have reduced our pro forma Adjusted NTBVPS by $220,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein.

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

The following table sets forth information with respect to our initial shareholders and the public shareholders:

					AVERAGE
	SHARES PURCHASED		TOTAL CONSIDERATION		PRICE
	NUMBER	PERCENTAGE	AMOUNT	PERCENTAGE	PER SHARE
Initial Shareholders(1)(2)	6,140,000	21.8%	$6,425,000	2.8%	$1.05
Public Shareholders	22,000,000	78.2%	$220,000,000	97.2%	$10.000
	28,140,000	100.00%	$226,425,000	100.00%

(1)	Assumes the full forfeiture of 825,000 shares that are subject to forfeiture by our sponsor if the over-allotment option is not exercised in full or in part by the underwriters.
(2)

Assumes conversion of Class B ordinary shares into Class A ordinary shares on a one-for-one basis. The dilution to public shareholders would increase to the extent that the anti-dilution provisions of the Class B ordinary shares result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon such conversion. Includes 640,000 private placement shares.